Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,088,191	$ 952,196
Operating expense	(764,232)	(680,054)
Depreciation and depletion	(214,975)	(187,172)
Cost of sales	(979,207)	(867,226)
Income from mine operations	108,984	84,970
Care and maintenance expense	(1,431)	(9,473)
Exploration and evaluation expense	(11,690)	(18,423)
General and administration expense	(46,243)	(46,682)
Income from operations	49,620	10,392
Finance expense	(60,201)	(40,352)
Finance income	11,689	5,611
Share of net loss of associates	(17,465)	(6,178)
Other income (expense)	31,125	(67,880)
Income (loss) before taxes	14,768	(98,407)
Income tax recovery (expense)	14,116	(7,620)
Net income (loss)	$ 28,884	$ (106,027)
Net income (loss) per share
Basic (in dollars per share)	$ 0.09	$ (0.35)
Diluted (in dollars per share)	$ 0.09	$ (0.35)
Weighted average shares outstanding
Basic (in shares)	312,765,516	304,001,631
Diluted (in shares)	316,302,864	304,001,631